Income Tax (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes (as a percent)	(14.86%)	(24.26%)	12.10%
Effect of tax preference (as a percent)	(1.91%)	0.72%	(9.25%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	(2.14%)	(0.83%)	(0.34%)
Tax refund (as a percent)	1.18%		(6.95%)
Valuation allowance movement (as a percent)	(9.48%)	(0.10%)	0.03%
Other (as a percent)	0.55%	0.05%
Effective income tax rate (as a percent)	(1.66%)	0.58%	20.59%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ (1,336,133)	$ 3,046,393	$ 9,530,020
Per share effect basic	$ (0.01)	$ 0.04	$ 0.12
Per share effect diluted	$ (0.01)	$ 0.04	$ 0.12
Undistributed earnings of PRC subsidiaries	294,200,000
Provision for PRC dividend withholding tax	0
Tax losses carry forward	$ 97,503,509	$ 79,830,416